FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on a Recurring Basis

The following tables present the assets reported on a recurring basis on the Consolidated Balance Sheet at their fair value as of June 30, 2018 and June 30, 2017, by level within the fair value hierarchy. As required by GAAP, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	June 30, 2018
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities – available for sale:
Corporate securities	$—	$104,339	$—	$104,339
Foreign debt securities (1)	—	22,851	—	22,851
Obligations of states and political subdivisions
	—	1,621	—	1,621

	$—	$128,811	$—	$128,811

	June 30, 2017
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities – available for sale:
Corporate securities	$—	$92,636	$—	$92,636
Foreign debt securities (1)	—	14,486	—	14,486
Obligations of states and political subdivisions	—	1,327	—	1,327

	$—	$108,449	$—	$108,449

(1)	U.S. dollar-denominated investment-grade corporate bonds of large foreign issuers.